Goldman Sachs Future Health Care Equity ETF Investment Strategy - Goldman Sachs Future Health Care Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in U.S. and non-U.S. health care companies. Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) generally defines a health care company as a company in the health care sector. The Investment Adviser may use the classifications assigned by third parties but is not required to do so. The Fund seeks to achieve its investment objective by investing in health care companies that the Investment Adviser believes are driving innovation in health care, by developing either new treatments or new technologies, primarily in the fields of genomics, precision medicine, technology-enabled procedures and digital healthcare. The Investment Adviser seeks to identify companies at various growth stages, including dominant businesses with strong competitive advantages, companies that are early innovators and have developed new treatments or technologies, and companies that are enabling new treatments or technologies that have the potential to disrupt existing markets or serve existing markets more efficiently. Equity investments may include common stock, preferred stock, warrants and other rights to acquire stock, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), and global depositary receipts (“GDRs”), underlying funds (including exchange-traded funds (“ETFs”)), and futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in companies that only recently began to trade publicly. The Fund may invest in underlying ETFs, exchange-traded products (“ETPs”) and/or money market funds, including those that currently exist or that may become available for investment in the future for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund may also invest in unaffiliated ETFs, ETPs and/or money market funds. The Fund generally intends to invest in companies that the Investment Adviser believes are aligned with key themes associated with innovation in health care, which include, but are not limited to, genomics, precision medicine, technology-enabled procedures, and digital healthcare (the “Key Themes”). The Key Themes currently are: Genomics: represents companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including, but not limited to, sequencing, diagnostic testing and the genomics supply chain. Precision Medicine: represents companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including, but not limited to, targeted oncology, gene/cell therapy and rare diseases. Technology-Enabled Procedures: represents companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including, but not limited to, robotic surgery and minimally invasive procedures. Digital Healthcare: represents companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including, but not limited to, connected devices, digital transformation, and online health. The Key Themes and related areas of investment may change over time at the sole discretion of the Investment Adviser without prior notice to shareholders. In addition, the Fund is permitted to make investments that are not aligned with the Key Themes. In selecting investments, the Investment Adviser will not seek to allocate a specified portion of the Fund’s portfolio to each particular Key Theme, and the allocation of the Fund’s investments across the Key Themes will vary over time in the Investment Adviser’s sole discretion. The Fund may not allocate its investments to each Key Theme at all times and an investment may be aligned with multiple Key Themes at the same time. The Investment Adviser’s belief may be informed by, among other things, company disclosure, third-party research, engagement with the companies, or subjective criteria including the Investment Adviser’s own research, expectations, or opinions. A company in which the Fund invests may not currently or in the future derive any revenue from its association with innovation in health care. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. The Fund may invest in foreign securities, including securities of issuers in countries with emerging markets or economies. The Fund may invest without restriction as to company capitalization and may invest significantly in small- and mid-capitalization companies. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the health care industries.THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index. The Investment Adviser measures the Fund’s performance against the MSCI ACWI Health Care Index.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the health care industries.